CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 20,143,783	$ 21,019,834
Restricted cash	76,243	78,051
Accounts receivable, net of allowance for doubtful accounts	3,637,114	1,442,750
Inventory, net	1,694,249	1,516,283
Other prepaid expenses and current assets	7,342,215	4,030,812
Advance to related party supplier	596,575	0
Current portion of convertible loan receivable	0	3,587,204
Loan receivable	3,597,392	0
Held-for-sale assets	2,881,370	0
Total current assets	39,968,941	31,674,934
Property and equipment, net	1,016,507	4,037,294
Held-for-sale assets	0	17,022,630
Available-for-sale securities	38,858,216	44,479,922
Loan to related party	10,050,054	3,628,415
Other long-term assets	243,236	64,176
Total assets	90,136,954	100,907,371
Current liabilities:
Accounts payable	2,086,958	2,100,933
Dividend payable	174,658	0
Accrued expenses and other current liabilities	12,874,097	8,643,756
Deferred revenue	174,826	512,009
Income taxes payable	2,192,540	353,635
Total current liabilities	17,503,079	11,610,333
Deferred tax liability, net	630,574	1,952,990
Total liabilities	18,133,653	13,563,323
Commitments and contingencies (Note 17)
Acorn International, Inc. shareholders' equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 91,884,402 and 91,884,402 shares issued and 53,602,810 and 51,619,218 shares outstanding as of December 31, 2017 and 2018, respectively)	918,844	918,844
Additional paid-in capital	121,962,650	161,962,670
Accumulated deficits	(79,399,389)	(110,526,573)
Accumulated other comprehensive income	56,507,394	60,968,963
Treasury stock, at cost (38,281,592 and 40,265,184 shares as of December 31, 2017 and 2018, respectively)	(28,320,324)	(26,335,296)
Total Acorn International, Inc. shareholders' equity	71,669,175	86,988,608
Non-controlling interests	334,126	355,440
Total equity	72,003,301	87,344,048
Total liabilities and equity	90,136,954	100,907,371
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	2,516,248	1,425,629
Restricted cash	76,243	78,051
Accounts receivable, net of allowance for doubtful accounts	149,853	211,272
Inventory, net	326,734	41,539
Other prepaid expenses and current assets	2,173,369	1,380,911
Held-for-sale assets	159,573	0
Deferred tax assets, net	406,129	426,577
Total current assets	5,808,149	3,563,979
Property and equipment, net	717,672	1,058,704
Total assets	6,525,821	4,622,683
Current liabilities:
Accounts payable	328,265	159,383
Accrued expenses and other current liabilities	592,360	947,890
Deferred revenue	174,826	293,806
Income taxes payable	435,100	439,326
Total current liabilities	$ 1,530,551	$ 1,840,405